Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB VARIABLE PRODUCTS SERIES FUND, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	avpsfi_SupplementTextBlock

AB VARIABLE PRODUCTS SERIES FUND, INC.

-AB VPS Growth and Income Portfolio

Supplement dated November 3, 2016 to the Prospectuses and Summary Prospectuses, each dated May 1, 2016 (the “Prospectuses”), offering Class A and Class B shares of AB VPS Growth and Income Portfolio (the “Portfolio”).

The Board of Directors of the Portfolio has approved changes to the Portfolio’s principal investment strategies. The following amendments to the Portfolio’s principal investment strategies, which do not require stockholder approval, will be effective on January 9, 2017:

The first sentence under the section “Principal Strategies” is replaced by the following:

The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued.

The second sentence of the second paragraph under the section “Principal Strategies” is deleted in its entirety.

AB Growth and Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	avpsfi_SupplementTextBlock

AB VARIABLE PRODUCTS SERIES FUND, INC.

-AB VPS Growth and Income Portfolio

Supplement dated November 3, 2016 to the Prospectuses and Summary Prospectuses, each dated May 1, 2016 (the “Prospectuses”), offering Class A and Class B shares of AB VPS Growth and Income Portfolio (the “Portfolio”).

The Board of Directors of the Portfolio has approved changes to the Portfolio’s principal investment strategies. The following amendments to the Portfolio’s principal investment strategies, which do not require stockholder approval, will be effective on January 9, 2017:

The first sentence under the section “Principal Strategies” is replaced by the following:

The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued.

The second sentence of the second paragraph under the section “Principal Strategies” is deleted in its entirety.